(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2020
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	2020	2019	2018
(Loss)/profit for the year (£’000)	(23,233)	18,881	(37,629)
Basic (loss)/earnings per share (pence)	(14.14)	11.48	(22.92)
Diluted (loss)/earnings per share (pence)(1)	(14.14)	11.47	(22.92)

Schedule of weighted average number of shares

	2020	2019	2018
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	40,573	40,526	40,195
Class B ordinary shares	124,000	124,000	124,000
Treasury shares	(320)	—	—
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share	164,253	164,526	164,195
Adjustment for calculation of diluted (loss)/earnings per share assumed conversion into Class A ordinary shares(1)	—	140	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	164,253	164,666	164,195
(1)

For the years ended 30 June 2020 and 30 June 2018, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.